UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2004

Item 1. Reports to Stockholders

Fidelity Advisor

New York Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class A
Actual	$ 1,000.00	$ 997.70	$ 3.43
Hypothetical*	$ 1,000.00	$ 1,021.53	$ 3.47
Class T
Actual	$ 1,000.00	$ 996.50	$ 3.82
Hypothetical*	$ 1,000.00	$ 1,021.12	$ 3.88
Class B
Actual	$ 1,000.00	$ 993.20	$ 7.19
Hypothetical*	$ 1,000.00	$ 1,017.70	$ 7.30
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class C
Actual	$ 1,000.00	$ 993.50	$ 7.63
Hypothetical*	$ 1,000.00	$ 1,017.25	$ 7.75
Spartan New York Municipal Income
Actual	$ 1,000.00	$ 997.90	$ 2.43
Hypothetical*	$ 1,000.00	$ 1,022.53	$ 2.47
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ 2.63
Hypothetical*	$ 1,000.00	$ 1,022.33	$ 2.67

* (5% return per year before expenses)

Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.77%
Class B	1.45%
Class C	1.54%
Spartan New York Municipal Income	.49%
Institutional Class	.53%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.2	27.1
Special Tax	18.6	17.8
Water & Sewer	12.6	11.6
Transportation	12.0	9.6
Escrowed/Pre-Refunded	8.4	12.8
Average Years to Maturity as of July 31, 2004
		6 months ago
Years	15.0	14.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	7.4	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
AAA 56.6%	AAA 54.6%
AA,A 39.1%	AA,A 41.9%
BBB 2.9%	BBB 2.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 92.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	$ 500	$ 546
5% 7/1/10 (AMBAC Insured)	600	657
5% 7/1/11 (AMBAC Insured)	500	549
5.5% 7/1/21 (AMBAC Insured)	2,300	2,492
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,184
5.25% 11/1/17	1,400	1,519
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (c)	435	579
7.8% 5/1/15 (Escrowed to Maturity) (c)	435	583
7.8% 5/1/16 (Escrowed to Maturity) (c)	435	590
7.8% 5/1/17 (MBIA Insured)	435	596
7.8% 5/1/18 (Escrowed to Maturity) (c)	434	597
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,426
5.75% 8/1/30	9,445	9,835
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,137
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,818
5% 9/1/16 (FGIC Insured)	1,680	1,787
5% 9/1/17 (FGIC Insured)	1,000	1,058
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	9,993
5.75% 5/1/19 (FSA Insured)	1,500	1,666
5.75% 5/1/20 (FSA Insured)	1,400	1,549
5.75% 5/1/22 (FSA Insured)	4,900	5,374
5.75% 5/1/23 (FSA Insured)	1,000	1,093
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,684
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,073
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,435
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	26,188
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5.125% 7/1/24 (Escrowed to Maturity) (c)	4,080	4,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev.: - continued
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (c)	$ 2,100	$ 2,330
Metropolitan Trans. Auth. Dedicated Tax Fund Series A:
5.25% 11/15/24 (FSA Insured)	30,000	31,207
5.5% 11/15/26 (FSA Insured)	10,300	10,882
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,271
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,362
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (c)	765	849
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,143
Series N, 0% 7/1/11 (Escrowed to Maturity) (c)	5,980	4,642
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	47,505	47,501
5.5% 11/15/15 (AMBAC Insured)	1,340	1,490
5.5% 11/15/16 (AMBAC Insured)	1,000	1,109
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	10,595
Series A, 5.125% 11/15/31	12,150	12,090
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,315
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,310	1,459
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	3,500	2,860
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,043
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,740
5.5% 7/1/20 (MBIA Insured)	3,000	3,277
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,378
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Gen. Oblig.:
6% 6/1/05	$ 770	$ 796
6.5% 6/1/05	115	119
6.5% 6/1/06	120	129
6.5% 6/1/07 (AMBAC Insured)	50	55
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,053
Monroe Woodbury Central School District:
5.625% 5/15/22 (Pre-Refunded to 5/15/06 @ 102) (c)	1,245	1,352
5.625% 5/15/24 (Pre-Refunded to 5/15/06 @ 102) (c)	2,645	2,873
Muni. Assistance Corp. for New York City:
Series 1996 G, 6% 7/1/07	2,305	2,537
Series 1997 H, 6.25% 7/1/07	1,195	1,323
Series 1997 L, 6% 7/1/07	5,275	5,805
Series 1998 M, 5.5% 7/1/07	6,500	7,063
Series 1999 O, 5.25% 7/1/07	2,120	2,289
Series 2002 P, 5% 7/1/08	10,850	11,736
Nassau County Gen. Oblig.:
Series E, 5.3% 7/1/07 (MBIA Insured)	350	378
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,879
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,320
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,227
5% 9/1/13 (FGIC Insured)	3,000	3,191
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	202
Series 2001 B, 5.875% 11/1/11	1,270	1,385
Series 2001 C, 5.625% 11/1/10	825	890
Series 2001 D, 5.625% 11/1/10	1,225	1,322
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,235
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,507
New York City Gen. Oblig.:
Series 1996 F, 5.75% 2/1/15	495	525
Series 2000 A, 6.5% 5/15/11	3,000	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 C, 5.25% 8/1/10	$ 5,000	$ 5,421
Series 2003 E:
5.25% 8/1/10	2,000	2,168
5.25% 8/1/11	6,245	6,773
5.25% 8/1/14	3,390	3,640
Series 2003 F, 5.5% 12/15/10	1,000	1,097
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,473
6.25% 8/1/08	1,000	1,087
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,234
5.875% 8/15/13	1,970	2,130
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @ 101.5) (c)	1,900	2,075
6.2% 8/15/06	2,195	2,306
6.5% 8/15/11	1,000	1,161
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,786
6% 2/1/22	840	895
Series D:
5.25% 8/1/13	2,500	2,623
5.25% 8/1/21 (MBIA Insured)	5,000	5,271
5.375% 8/1/17	2,500	2,615
Series E:
6% 8/1/11	3,000	3,251
6% 8/1/26	2,850	3,012
6.5% 2/15/06	1,000	1,065
Series F, 6% 8/1/16	4,110	4,442
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,772
6% 10/15/26	4,250	4,510
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	765	859
Series H:
5.5% 8/1/12	9,000	9,653
5.75% 3/15/11 (FGIC Insured)	3,000	3,378
5.75% 3/15/13 (FSA Insured)	1,805	2,039
6% 8/1/17	1,000	1,080
Series I, 6.125% 4/15/11	8,495	9,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J:
5.5% 6/1/18 (MBIA Insured)	$ 5,000	$ 5,484
5.875% 2/15/19	3,370	3,564
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	677
6.125% 8/1/12	1,000	1,095
Series L, 5.75% 8/1/12	3,700	3,979
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,857
5.5% 2/15/17 (FSA Insured)	3,000	3,282
5.5% 2/15/18 (FSA Insured)	2,500	2,730
5.5% 2/15/19 (FSA Insured)	1,250	1,360
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,186
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,242
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,345	2,411
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (b)	500	513
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	645	694
5.875% 6/15/26	18,085	19,500
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,808
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,834
Series 1999 A, 5.75% 6/15/30	1,000	1,062
Series 2000, 5.5% 6/15/33	14,215	14,781
Series A:
5% 6/15/32	5,000	4,942
5.125% 6/15/34 (MBIA Insured)	4,200	4,228
5.25% 6/15/33 (FGIC Insured)	1,280	1,304
5.375% 6/15/15 (FGIC Insured)	7,000	7,665
6% 6/15/28	15,000	16,415
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (c)	145	147
5.75% 6/15/26 (MBIA Insured)	5,025	5,424
5.75% 6/15/29 (MBIA Insured)	5,965	6,393
5.5% 6/15/33 (MBIA Insured)	2,075	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,248
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,000	3,022
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,341
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,862
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,710
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	670
6% 7/1/09 (AMBAC Insured)	370	419
6% 7/1/10 (AMBAC Insured)	250	286
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,940
Series C, 7.5% 7/1/10	4,000	4,568
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,239
6% 7/1/21 (MBIA Insured)	2,500	2,954
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,105
5.25% 7/1/15	2,000	2,193
Series B, 5.375% 7/1/18	1,000	1,087
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,983
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,271
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,163
5.25% 7/1/11 (MBIA Insured)	3,000	3,262
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,751
(Mental Health Svcs. Facilities Impt. Proj.):
Series A:
5.75% 8/15/11	2,990	3,249
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	11
Series B:
5.75% 2/15/11	2,535	2,755
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	17
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,193
5.85% 8/1/40	9,500	10,197
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,000	1,029
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,643
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,861
5.5% 7/1/20 (AMBAC Insured)	860	936
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,646
5.75% 7/1/27 (MBIA Insured)	5,000	5,672
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,705
(NYSARC, Inc. Proj.) Series A, 5% 7/1/06 (FSA Insured)	500	527
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,100
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,404
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,695
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,627
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,881
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,690
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,541
Series B, 7.5% 5/15/11	2,365	2,746
5.5% 5/15/09	3,000	3,262
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,860
5.2% 2/15/13 (MBIA Insured)	6,585	7,062
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,176
6% 7/1/15	1,160	1,239
6% 7/1/16	1,230	1,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	$ 1,000	$ 1,110
5.375% 7/1/13 (AMBAC Insured)	800	885
5.375% 7/1/14 (AMBAC Insured)	1,130	1,250
5.375% 7/1/16 (AMBAC Insured)	670	727
5.375% 7/1/17 (AMBAC Insured)	370	398
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,362
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,100
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,126
6% 10/1/29 (MBIA Insured)	5,600	6,165
Series 2003 A, 5.375% 3/15/22	2,000	2,102
Series B:
5.25%, tender 5/15/12 (a)	8,500	9,181
6%, tender 5/15/12 (a)	11,000	12,428
5.5% 7/1/16 (AMBAC Insured)	725	781
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,095
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,085
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	544
Series C:
5.25% 7/15/16	2,340	2,546
5.25% 7/15/17	2,410	2,598
Series D, 5% 6/15/20	20,150	21,029
Series G, 5.25% 10/15/20	1,255	1,325
(New York Muni. Wtr. Fin. Auth. Proj.) Series D, 5.375% 6/15/19	5,250	5,697
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,839
5.25% 11/15/16	3,770	4,100
Series I:
5.25% 9/15/15	2,085	2,278
5.25% 9/15/17	2,395	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 850
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,299
5.25% 6/15/16	3,500	3,771
Series F:
4.875% 6/15/18	1,735	1,797
4.875% 6/15/20	2,175	2,239
5% 6/15/15	1,295	1,361
5.25% 6/15/13	1,575	1,702
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,062
5.375% 1/1/16 (FGIC Insured)	2,170	2,382
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,964
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	520
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,833
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	32
Series E:
6.25% 6/15/05	1,200	1,223
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,239
Series 2002 D:
6.3% 5/15/05	365	377
6.3% 11/15/05	105	108
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,835
5.25% 9/15/16 (MBIA Insured)	1,780	1,927
5.25% 3/15/17 (MBIA Insured)	2,240	2,411
5.25% 3/15/18	2,290	2,444
5.25% 3/15/19	2,480	2,632
5.25% 9/15/20	2,685	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A: - continued
5.25% 3/15/21	$ 2,230	$ 2,345
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,173
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,795	1,840
Series 69, 4.7% 4/1/24 (b)	890	891
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,129
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	271
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,092
Series E, 5.25% 1/1/12	5,410	5,843
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,521
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,399
5.375% 4/1/17 (AMBAC Insured)	5,000	5,402
5.375% 4/1/18 (AMBAC Insured)	5,310	5,744
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,351
5.75% 4/1/15 (FGIC Insured)	4,000	4,460
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,461
5.5% 3/15/19	5,460	5,878
5.5% 3/15/20	3,500	3,770
New York State Thruway Auth. Svc. Contract Rev.:
Series A, 5% 3/15/10 (FSA Insured)	1,025	1,117
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (c)	735	820
5.5% 4/1/14	11,700	12,857
5.5% 4/1/15	6,200	6,762
5.5% 4/1/16	3,665	3,987
6% 4/1/11	1,605	1,763
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	$ 15	$ 16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,575
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,968
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,291
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,160
New York Transitional Fin. Auth. Rev.:
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	9,385	10,127
5.25% 2/1/19 (MBIA Insured)	8,075	8,618
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,866
Series 2004 A:
5.125% 8/15/21 (FGIC Insured)	5,345	5,504
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (c)	2,795	3,052
Series 2004 C:
5.25% 2/1/14	6,000	6,610
5.5% 2/1/08 (Escrowed to Maturity) (c)	310	340
Series A:
5.25% 11/15/12 (FSA Insured)	1,500	1,632
5.375% 11/15/21	2,900	3,086
5.5% 11/15/17 (FGIC Insured)	6,725	7,461
5.5% 11/15/20 (FGIC Insured)	9,000	9,852
5.75% 2/15/16	3,000	3,326
Series B:
5.125% 11/1/14	1,000	1,065
5.375% 2/1/15	3,000	3,274
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	620
Series C, 5.5% 11/1/24	1,000	1,057
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,303
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (a)(b)	3,000	3,132
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,152
7.5% 3/1/10 (MBIA Insured)	1,155	1,397
7.5% 3/1/11 (MBIA Insured)	1,245	1,536
7.5% 3/1/16 (MBIA Insured)	1,060	1,394
7.5% 3/1/17 (MBIA Insured)	1,200	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,150
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,409
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,200
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,136
5.25% 6/1/22 (AMBAC Insured)	5,300	5,529
5.5% 6/1/16	14,500	15,423
Series B1:
5% 6/1/10	1,685	1,790
5% 6/1/11	1,375	1,466
Series C1, 5% 6/1/11	4,780	4,947
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,592
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	9,829
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	10,329
6% 1/1/11 (Escrowed to Maturity) (c)	500	577
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	4,000	4,325
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	2,015	2,190
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,123
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	15,425	17,424
6% 1/1/12 (Escrowed to Maturity) (c)	20,000	22,792
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (c)	3,000	3,271
5.125% 1/1/12 (Escrowed to Maturity) (c)	1,000	1,087
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,033
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,546
5% 12/15/12 (AMBAC Insured)	1,245	1,359
		1,257,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 5.3%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	$ 2,000	$ 2,078
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,284
5.75% 10/15/12 (MBIA Insured) (b)	15,530	16,834
124th Series:
5% 8/1/08 (b)	9,875	10,506
5% 8/1/13 (FGIC Insured) (b)	3,000	3,131
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,007
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,598
134th Series, 5% 1/15/39	10,000	9,794
		72,232
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,308
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,318
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	647
		8,273
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,297,084)		1,337,923
NET OTHER ASSETS - 1.4%		18,432
NET ASSETS - 100%		$ 1,356,355
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.522% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Nov. 2024	$ 7,500	$ 152
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.2%
Special Tax	18.6%
Water & Sewer	12.6%
Transportation	12.0%
Escrowed/Pre-Refunded	8.4%
Education	7.9%
Health Care	5.2%
Others* (individually less than 5%)	8.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,297,084) - See accompanying schedule		$ 1,337,923
Cash		3,667
Receivable for fund shares sold		597
Interest receivable		16,407
Swap agreements, at value		152
Prepaid expenses		3
Other receivables		5
Total assets		1,358,754

Liabilities
Payable for fund shares redeemed	$ 668
Distributions payable	1,138
Accrued management fee	424
Distribution fees payable	20
Other affiliated payables	114
Other payables and accrued expenses	35
Total liabilities		2,399

Net Assets		$ 1,356,355
Net Assets consist of:
Paid in capital		$ 1,303,191
Undistributed net investment income		350
Accumulated undistributed net realized gain (loss) on investments		11,823
Net unrealized appreciation (depreciation) on investments		40,991
Net Assets		$ 1,356,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,603 ÷ 433.5 shares)	$ 12.93

Maximum offering price per share (100/95.25 of $12.93)	$ 13.57
Class T: Net Asset Value and redemption price per share ($1,607.8 ÷ 124.3 shares)	$ 12.93

Maximum offering price per share (100/96.50 of $12.93)	$ 13.40
Class B: Net Asset Value and offering price per share ($9,514 ÷ 736.1 shares) A	$ 12.92

Class C: Net Asset Value and offering price per share ($14,131 ÷ 1,093 shares) A	$ 12.93

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,325,275 ÷ 102,497 shares)	$ 12.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($224.46 ÷ 17.36 shares)	$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 32,167

Expenses
Management fee	$ 2,656
Transfer agent fees	516
Distribution fees	120
Accounting fees and expenses	150
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	63
Audit	25
Legal	15
Miscellaneous	25
Total expenses before reductions	3,586
Expense reductions	(18)	3,568
Net investment income (loss)		28,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,100
Swap agreements	(38)
Total net realized gain (loss)		12,062
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,428)
Swap agreements	(264)
Total change in net unrealized appreciation (depreciation)		(45,692)
Net gain (loss)		(33,630)
Net increase (decrease) in net assets resulting from operations		$ (5,031)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,599	$ 61,348
Net realized gain (loss)	12,062	33,111
Change in net unrealized appreciation (depreciation)	(45,692)	(2,288)
Net increase (decrease) in net assets resulting from operations	(5,031)	92,171
Distributions to shareholders from net investment income	(28,513)	(61,256)
Distributions to shareholders from net realized gain	(3,107)	(31,189)
Total distributions	(31,620)	(92,445)
Share transactions - net increase (decrease)	(65,571)	(40,506)
Redemption fees	14	29
Total increase (decrease) in net assets	(102,208)	(40,751)

Net Assets
Beginning of period	1,458,563	1,499,314
End of period (including undistributed net investment income of $350 and undistributed net investment income of $1,113, respectively)	$ 1,356,355	$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.252	.524	.277
Net realized and unrealized gain (loss)	(.283)	.285	.194
Total from investment operations	(.031)	.809	.471
Distributions from net investment income	(.251)	(.523)	(.271)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.279)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.23)%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.67%	.66%A
Expenses net of voluntary waivers, if any	.69% A	.67%	.66%A
Expenses net of all reductions	.69% A	.66%	.66%A
Net investment income (loss)	3.88% A	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 3
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.247	.509	.266
Net realized and unrealized gain (loss)	(.293)	.296	.197
Total from investment operations	(.046)	.805	.463
Distributions from net investment income	(.246)	(.509)	(.263)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.274)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C, D	(.35)%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.78%	.79%A
Expenses net of voluntary waivers, if any	.77% A	.78%	.79%A
Expenses net of all reductions	.77% A	.77%	.79%A
Net investment income (loss)	3.80% A	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.203	.423	.226
Net realized and unrealized gain (loss)	(.293)	.286	.193
Total from investment operations	(.090)	.709	.419
Distributions from net investment income	(.202)	(.423)	(.219)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.230)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.92	$ 13.24	$ 13.24
Total Return B, C, D	(.68)%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.42%	1.41%A
Expenses net of voluntary waivers, if any	1.45% A	1.42%	1.41%A
Expenses net of all reductions	1.45% A	1.41%	1.40%A
Net investment income (loss)	3.13% A	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 5
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.197	.410	.219
Net realized and unrealized gain (loss)	(.283)	.286	.191
Total from investment operations	(.086)	.696	.410
Distributions from net investment income	(.196)	(.410)	(.210)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.224)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.65)%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A	1.51%	1.51%A
Expenses net of voluntary waivers, if any	1.54% A	1.51%	1.51%A
Expenses net of all reductions	1.54% A	1.51%	1.51%A
Net investment income (loss)	3.04% A	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 6
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) D	.265	.549	.574	.584 F	.614	.590
Net realized and unrealized gain (loss)	(.293)	.295	.506	.117 F	1.030	(1.230)
Total from investment operations	(.028)	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.264)	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.028)	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	-	(.015)
Total distributions	(.292)	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return B, C	(.21)%	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.08% A	4.11%	4.36%	4.54% F	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,325	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	16% A	24%	22%	12%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.261	.550	.286
Net realized and unrealized gain (loss)	(.291)	.296	.195
Total from investment operations	(.030)	.846	.481
Distributions from net investment income	(.262)	(.550)	(.281)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.290)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C	(.23)%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A	.47%	.53%A
Expenses net of voluntary waivers, if any	.53% A	.47%	.53%A
Expenses net of all reductions	.53% A	.47%	.53%A
Net investment income (loss)	4.04% A	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 161	$ 104
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,264
Unrealized depreciation	(5,795)
Net unrealized appreciation (depreciation)	$ 41,469
Cost for federal income tax purposes	$ 1,296,454

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,868 and $184,516, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	45	32
Class C	.75%	.25%	69	37
			$ 120	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	16
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.12
Class T	1.10
Class B	6.13
Class C	8.11
Spartan New York Municipal Income	497.07
Institutional Class	1.11
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $10 and $8, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2004	Year ended January 31, 2004
From net investment income
Class A	$ 101	$ 144
Class T	31	54
Class B	154	287
Class C	208	307
Spartan New York Municipal Income	28,015	60,459
Institutional Class	4	5
Total	$ 28,513	$ 61,256
From net realized gain
Class A	$ 11	$ 105
Class T	3	33
Class B	22	209
Class C	29	253
Spartan New York Municipal Income	3,041	30,586
Institutional Class	1	3
Total	$ 3,107	$ 31,189

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class A
Shares sold	88	294	$ 1,153	$ 3,914
Reinvestment of distributions	7	14	85	185
Shares redeemed	(63)	(131)	(817)	(1,742)
Net increase (decrease)	32	177	$ 421	$ 2,357
Class T
Shares sold	15	55	$ 197	$ 727
Reinvestment of distributions	2	5	27	64
Shares redeemed	(18)	(28)	(233)	(370)
Net increase (decrease)	(1)	32	$ (9)	$ 421
Class B
Shares sold	49	446	$ 651	$ 5,969
Reinvestment of distributions	10	28	130	378
Shares redeemed	(94)	(116)	(1,225)	(1,549)
Net increase (decrease)	(35)	358	$ (444)	$ 4,798

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class C
Shares sold	210	674	$ 2,740	$ 8,994
Reinvestment of distributions	13	29	174	382
Shares redeemed	(107)	(188)	(1,379)	(2,482)
Net increase (decrease)	116	515	$ 1,535	$ 6,894
Spartan New York Municipal Income
Shares sold	7,070	16,723	$ 92,896	$ 223,636
Reinvestment of distributions	1,804	5,234	23,564	69,670
Shares redeemed	(14,190)	(26,152)	(183,602)	(348,340)
Net increase (decrease)	(5,316)	(4,195)	$ (67,142)	$ (55,034)
Institutional Class
Shares sold	9	6	$ 115	$ 80
Reinvestment of distributions	-	1	3	7
Shares redeemed	(4)	(3)	(50)	(29)
Net increase (decrease)	5	4	$ 68	$ 58

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	575,040,844.94	72.005
Against	137,039,394.79	17.160
Abstain	44,554,999.69	5.578
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	747,268,183.46	93.570
Withheld	51,353,833.03	6.430
TOTAL	798,622,016.49	100.000
Ralph F. Cox
Affirmative	746,410,284.35	93.462
Withheld	52,211,732.14	6.538
TOTAL	798,622,016.49	100.000
Laura B. Cronin
Affirmative	747,770,160.68	93.633
Withheld	50,851,855.81	6.367
TOTAL	798,622,016.49	100.000
Robert M. Gates
Affirmative	745,420,166.71	93.338
Withheld	53,201,849.78	6.662
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	746,775,567.75	93.508
Withheld	51,846,448.74	6.492
TOTAL	798,622,016.49	100.000
Abigail P. Johnson
Affirmative	746,330,318.33	93.452
Withheld	52,291,698.16	6.548
TOTAL	798,622,016.49	100.000
Edward C. Johnson 3d
Affirmative	745,911,920.66	93.400
Withheld	52,710,095.83	6.600
TOTAL	798,622,016.49	100.000
Donald J. Kirk
Affirmative	746,672,452.95	93.495
Withheld	51,949,563.54	6.505
TOTAL	798,622,016.49	100.000
Marie L. Knowles
Affirmative	747,717,580.75	93.626
Withheld	50,904,435.74	6.374
TOTAL	798,622,016.49	100.000
Ned C. Lautenbach
Affirmative	746,474,252.46	93.470
Withheld	52,147,764.03	6.530
TOTAL	798,622,016.49	100.000
Marvin L. Mann
Affirmative	746,085,901.62	93.422
Withheld	52,536,114.87	6.578
TOTAL	798,622,016.49	100.000
William O. McCoy
Affirmative	746,490,195.86	93.472
Withheld	52,131,820.63	6.528
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	746,870,464.51	93.520
Withheld	51,751,551.98	6.480
TOTAL	798,622,016.49	100.000
William S. Stavropoulos
Affirmative	744,661,601.98	93.243
Withheld	53,960,414.51	6.757
TOTAL	798,622,016.49	100.000
PROPOSAL 3
To modify the fundamental investment objective of the fund.
	# of Votes	% of Votes
Affirmative	601,067,202.81	75.263
Against	94,497,003.65	11.833
Abstain	61,071,032.96	7.647
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
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Fidelity Advisor

New York Municipal Income

Fund - Institutional Class

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® New York Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class A
Actual	$ 1,000.00	$ 997.70	$ 3.43
Hypothetical*	$ 1,000.00	$ 1,021.53	$ 3.47
Class T
Actual	$ 1,000.00	$ 996.50	$ 3.82
Hypothetical*	$ 1,000.00	$ 1,021.12	$ 3.88
Class B
Actual	$ 1,000.00	$ 993.20	$ 7.19
Hypothetical*	$ 1,000.00	$ 1,017.70	$ 7.30
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class C
Actual	$ 1,000.00	$ 993.50	$ 7.63
Hypothetical*	$ 1,000.00	$ 1,017.25	$ 7.75
Spartan New York Municipal Income
Actual	$ 1,000.00	$ 997.90	$ 2.43
Hypothetical*	$ 1,000.00	$ 1,022.53	$ 2.47
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ 2.63
Hypothetical*	$ 1,000.00	$ 1,022.33	$ 2.67

* (5% return per year before expenses)

Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.77%
Class B	1.45%
Class C	1.54%
Spartan New York Municipal Income	.49%
Institutional Class	.53%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.2	27.1
Special Tax	18.6	17.8
Water & Sewer	12.6	11.6
Transportation	12.0	9.6
Escrowed/Pre-Refunded	8.4	12.8
Average Years to Maturity as of July 31, 2004
		6 months ago
Years	15.0	14.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	7.4	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
AAA 56.6%	AAA 54.6%
AA,A 39.1%	AA,A 41.9%
BBB 2.9%	BBB 2.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 92.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	$ 500	$ 546
5% 7/1/10 (AMBAC Insured)	600	657
5% 7/1/11 (AMBAC Insured)	500	549
5.5% 7/1/21 (AMBAC Insured)	2,300	2,492
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,184
5.25% 11/1/17	1,400	1,519
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (c)	435	579
7.8% 5/1/15 (Escrowed to Maturity) (c)	435	583
7.8% 5/1/16 (Escrowed to Maturity) (c)	435	590
7.8% 5/1/17 (MBIA Insured)	435	596
7.8% 5/1/18 (Escrowed to Maturity) (c)	434	597
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,426
5.75% 8/1/30	9,445	9,835
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,137
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,818
5% 9/1/16 (FGIC Insured)	1,680	1,787
5% 9/1/17 (FGIC Insured)	1,000	1,058
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	9,993
5.75% 5/1/19 (FSA Insured)	1,500	1,666
5.75% 5/1/20 (FSA Insured)	1,400	1,549
5.75% 5/1/22 (FSA Insured)	4,900	5,374
5.75% 5/1/23 (FSA Insured)	1,000	1,093
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,684
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,073
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,435
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	26,188
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5.125% 7/1/24 (Escrowed to Maturity) (c)	4,080	4,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev.: - continued
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (c)	$ 2,100	$ 2,330
Metropolitan Trans. Auth. Dedicated Tax Fund Series A:
5.25% 11/15/24 (FSA Insured)	30,000	31,207
5.5% 11/15/26 (FSA Insured)	10,300	10,882
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,271
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,362
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (c)	765	849
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,143
Series N, 0% 7/1/11 (Escrowed to Maturity) (c)	5,980	4,642
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	47,505	47,501
5.5% 11/15/15 (AMBAC Insured)	1,340	1,490
5.5% 11/15/16 (AMBAC Insured)	1,000	1,109
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	10,595
Series A, 5.125% 11/15/31	12,150	12,090
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,315
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,310	1,459
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	3,500	2,860
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,043
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,740
5.5% 7/1/20 (MBIA Insured)	3,000	3,277
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,378
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Gen. Oblig.:
6% 6/1/05	$ 770	$ 796
6.5% 6/1/05	115	119
6.5% 6/1/06	120	129
6.5% 6/1/07 (AMBAC Insured)	50	55
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,053
Monroe Woodbury Central School District:
5.625% 5/15/22 (Pre-Refunded to 5/15/06 @ 102) (c)	1,245	1,352
5.625% 5/15/24 (Pre-Refunded to 5/15/06 @ 102) (c)	2,645	2,873
Muni. Assistance Corp. for New York City:
Series 1996 G, 6% 7/1/07	2,305	2,537
Series 1997 H, 6.25% 7/1/07	1,195	1,323
Series 1997 L, 6% 7/1/07	5,275	5,805
Series 1998 M, 5.5% 7/1/07	6,500	7,063
Series 1999 O, 5.25% 7/1/07	2,120	2,289
Series 2002 P, 5% 7/1/08	10,850	11,736
Nassau County Gen. Oblig.:
Series E, 5.3% 7/1/07 (MBIA Insured)	350	378
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,879
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,320
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,227
5% 9/1/13 (FGIC Insured)	3,000	3,191
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	202
Series 2001 B, 5.875% 11/1/11	1,270	1,385
Series 2001 C, 5.625% 11/1/10	825	890
Series 2001 D, 5.625% 11/1/10	1,225	1,322
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,235
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,507
New York City Gen. Oblig.:
Series 1996 F, 5.75% 2/1/15	495	525
Series 2000 A, 6.5% 5/15/11	3,000	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 C, 5.25% 8/1/10	$ 5,000	$ 5,421
Series 2003 E:
5.25% 8/1/10	2,000	2,168
5.25% 8/1/11	6,245	6,773
5.25% 8/1/14	3,390	3,640
Series 2003 F, 5.5% 12/15/10	1,000	1,097
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,473
6.25% 8/1/08	1,000	1,087
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,234
5.875% 8/15/13	1,970	2,130
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @ 101.5) (c)	1,900	2,075
6.2% 8/15/06	2,195	2,306
6.5% 8/15/11	1,000	1,161
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,786
6% 2/1/22	840	895
Series D:
5.25% 8/1/13	2,500	2,623
5.25% 8/1/21 (MBIA Insured)	5,000	5,271
5.375% 8/1/17	2,500	2,615
Series E:
6% 8/1/11	3,000	3,251
6% 8/1/26	2,850	3,012
6.5% 2/15/06	1,000	1,065
Series F, 6% 8/1/16	4,110	4,442
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,772
6% 10/15/26	4,250	4,510
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	765	859
Series H:
5.5% 8/1/12	9,000	9,653
5.75% 3/15/11 (FGIC Insured)	3,000	3,378
5.75% 3/15/13 (FSA Insured)	1,805	2,039
6% 8/1/17	1,000	1,080
Series I, 6.125% 4/15/11	8,495	9,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J:
5.5% 6/1/18 (MBIA Insured)	$ 5,000	$ 5,484
5.875% 2/15/19	3,370	3,564
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	677
6.125% 8/1/12	1,000	1,095
Series L, 5.75% 8/1/12	3,700	3,979
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,857
5.5% 2/15/17 (FSA Insured)	3,000	3,282
5.5% 2/15/18 (FSA Insured)	2,500	2,730
5.5% 2/15/19 (FSA Insured)	1,250	1,360
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,186
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,242
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,345	2,411
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (b)	500	513
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	645	694
5.875% 6/15/26	18,085	19,500
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,808
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,834
Series 1999 A, 5.75% 6/15/30	1,000	1,062
Series 2000, 5.5% 6/15/33	14,215	14,781
Series A:
5% 6/15/32	5,000	4,942
5.125% 6/15/34 (MBIA Insured)	4,200	4,228
5.25% 6/15/33 (FGIC Insured)	1,280	1,304
5.375% 6/15/15 (FGIC Insured)	7,000	7,665
6% 6/15/28	15,000	16,415
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (c)	145	147
5.75% 6/15/26 (MBIA Insured)	5,025	5,424
5.75% 6/15/29 (MBIA Insured)	5,965	6,393
5.5% 6/15/33 (MBIA Insured)	2,075	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,248
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,000	3,022
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,341
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,862
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,710
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	670
6% 7/1/09 (AMBAC Insured)	370	419
6% 7/1/10 (AMBAC Insured)	250	286
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,940
Series C, 7.5% 7/1/10	4,000	4,568
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,239
6% 7/1/21 (MBIA Insured)	2,500	2,954
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,105
5.25% 7/1/15	2,000	2,193
Series B, 5.375% 7/1/18	1,000	1,087
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,983
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,271
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,163
5.25% 7/1/11 (MBIA Insured)	3,000	3,262
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,751
(Mental Health Svcs. Facilities Impt. Proj.):
Series A:
5.75% 8/15/11	2,990	3,249
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	11
Series B:
5.75% 2/15/11	2,535	2,755
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	17
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,193
5.85% 8/1/40	9,500	10,197
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,000	1,029
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,643
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,861
5.5% 7/1/20 (AMBAC Insured)	860	936
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,646
5.75% 7/1/27 (MBIA Insured)	5,000	5,672
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,705
(NYSARC, Inc. Proj.) Series A, 5% 7/1/06 (FSA Insured)	500	527
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,100
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,404
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,695
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,627
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,881
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,690
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,541
Series B, 7.5% 5/15/11	2,365	2,746
5.5% 5/15/09	3,000	3,262
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,860
5.2% 2/15/13 (MBIA Insured)	6,585	7,062
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,176
6% 7/1/15	1,160	1,239
6% 7/1/16	1,230	1,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	$ 1,000	$ 1,110
5.375% 7/1/13 (AMBAC Insured)	800	885
5.375% 7/1/14 (AMBAC Insured)	1,130	1,250
5.375% 7/1/16 (AMBAC Insured)	670	727
5.375% 7/1/17 (AMBAC Insured)	370	398
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,362
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,100
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,126
6% 10/1/29 (MBIA Insured)	5,600	6,165
Series 2003 A, 5.375% 3/15/22	2,000	2,102
Series B:
5.25%, tender 5/15/12 (a)	8,500	9,181
6%, tender 5/15/12 (a)	11,000	12,428
5.5% 7/1/16 (AMBAC Insured)	725	781
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,095
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,085
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	544
Series C:
5.25% 7/15/16	2,340	2,546
5.25% 7/15/17	2,410	2,598
Series D, 5% 6/15/20	20,150	21,029
Series G, 5.25% 10/15/20	1,255	1,325
(New York Muni. Wtr. Fin. Auth. Proj.) Series D, 5.375% 6/15/19	5,250	5,697
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,839
5.25% 11/15/16	3,770	4,100
Series I:
5.25% 9/15/15	2,085	2,278
5.25% 9/15/17	2,395	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 850
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,299
5.25% 6/15/16	3,500	3,771
Series F:
4.875% 6/15/18	1,735	1,797
4.875% 6/15/20	2,175	2,239
5% 6/15/15	1,295	1,361
5.25% 6/15/13	1,575	1,702
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,062
5.375% 1/1/16 (FGIC Insured)	2,170	2,382
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,964
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	520
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,833
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	32
Series E:
6.25% 6/15/05	1,200	1,223
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,239
Series 2002 D:
6.3% 5/15/05	365	377
6.3% 11/15/05	105	108
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,835
5.25% 9/15/16 (MBIA Insured)	1,780	1,927
5.25% 3/15/17 (MBIA Insured)	2,240	2,411
5.25% 3/15/18	2,290	2,444
5.25% 3/15/19	2,480	2,632
5.25% 9/15/20	2,685	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A: - continued
5.25% 3/15/21	$ 2,230	$ 2,345
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,173
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,795	1,840
Series 69, 4.7% 4/1/24 (b)	890	891
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,129
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	271
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,092
Series E, 5.25% 1/1/12	5,410	5,843
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,521
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,399
5.375% 4/1/17 (AMBAC Insured)	5,000	5,402
5.375% 4/1/18 (AMBAC Insured)	5,310	5,744
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,351
5.75% 4/1/15 (FGIC Insured)	4,000	4,460
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,461
5.5% 3/15/19	5,460	5,878
5.5% 3/15/20	3,500	3,770
New York State Thruway Auth. Svc. Contract Rev.:
Series A, 5% 3/15/10 (FSA Insured)	1,025	1,117
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (c)	735	820
5.5% 4/1/14	11,700	12,857
5.5% 4/1/15	6,200	6,762
5.5% 4/1/16	3,665	3,987
6% 4/1/11	1,605	1,763
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	$ 15	$ 16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,575
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,968
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,291
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,160
New York Transitional Fin. Auth. Rev.:
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	9,385	10,127
5.25% 2/1/19 (MBIA Insured)	8,075	8,618
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,866
Series 2004 A:
5.125% 8/15/21 (FGIC Insured)	5,345	5,504
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (c)	2,795	3,052
Series 2004 C:
5.25% 2/1/14	6,000	6,610
5.5% 2/1/08 (Escrowed to Maturity) (c)	310	340
Series A:
5.25% 11/15/12 (FSA Insured)	1,500	1,632
5.375% 11/15/21	2,900	3,086
5.5% 11/15/17 (FGIC Insured)	6,725	7,461
5.5% 11/15/20 (FGIC Insured)	9,000	9,852
5.75% 2/15/16	3,000	3,326
Series B:
5.125% 11/1/14	1,000	1,065
5.375% 2/1/15	3,000	3,274
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	620
Series C, 5.5% 11/1/24	1,000	1,057
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,303
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (a)(b)	3,000	3,132
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,152
7.5% 3/1/10 (MBIA Insured)	1,155	1,397
7.5% 3/1/11 (MBIA Insured)	1,245	1,536
7.5% 3/1/16 (MBIA Insured)	1,060	1,394
7.5% 3/1/17 (MBIA Insured)	1,200	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,150
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,409
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,200
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,136
5.25% 6/1/22 (AMBAC Insured)	5,300	5,529
5.5% 6/1/16	14,500	15,423
Series B1:
5% 6/1/10	1,685	1,790
5% 6/1/11	1,375	1,466
Series C1, 5% 6/1/11	4,780	4,947
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,592
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	9,829
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	10,329
6% 1/1/11 (Escrowed to Maturity) (c)	500	577
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	4,000	4,325
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	2,015	2,190
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,123
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	15,425	17,424
6% 1/1/12 (Escrowed to Maturity) (c)	20,000	22,792
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (c)	3,000	3,271
5.125% 1/1/12 (Escrowed to Maturity) (c)	1,000	1,087
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,033
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,546
5% 12/15/12 (AMBAC Insured)	1,245	1,359
		1,257,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 5.3%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	$ 2,000	$ 2,078
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,284
5.75% 10/15/12 (MBIA Insured) (b)	15,530	16,834
124th Series:
5% 8/1/08 (b)	9,875	10,506
5% 8/1/13 (FGIC Insured) (b)	3,000	3,131
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,007
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,598
134th Series, 5% 1/15/39	10,000	9,794
		72,232
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,308
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,318
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	647
		8,273
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,297,084)		1,337,923
NET OTHER ASSETS - 1.4%		18,432
NET ASSETS - 100%		$ 1,356,355
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.522% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Nov. 2024	$ 7,500	$ 152
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.2%
Special Tax	18.6%
Water & Sewer	12.6%
Transportation	12.0%
Escrowed/Pre-Refunded	8.4%
Education	7.9%
Health Care	5.2%
Others* (individually less than 5%)	8.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,297,084) - See accompanying schedule		$ 1,337,923
Cash		3,667
Receivable for fund shares sold		597
Interest receivable		16,407
Swap agreements, at value		152
Prepaid expenses		3
Other receivables		5
Total assets		1,358,754

Liabilities
Payable for fund shares redeemed	$ 668
Distributions payable	1,138
Accrued management fee	424
Distribution fees payable	20
Other affiliated payables	114
Other payables and accrued expenses	35
Total liabilities		2,399

Net Assets		$ 1,356,355
Net Assets consist of:
Paid in capital		$ 1,303,191
Undistributed net investment income		350
Accumulated undistributed net realized gain (loss) on investments		11,823
Net unrealized appreciation (depreciation) on investments		40,991
Net Assets		$ 1,356,355

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,603 ÷ 433.5 shares)	$ 12.93

Maximum offering price per share (100/95.25 of $12.93)	$ 13.57
Class T: Net Asset Value and redemption price per share ($1,607.8 ÷ 124.3 shares)	$ 12.93

Maximum offering price per share (100/96.50 of $12.93)	$ 13.40
Class B: Net Asset Value and offering price per share ($9,514 ÷ 736.1 shares) A	$ 12.92

Class C: Net Asset Value and offering price per share ($14,131 ÷ 1,093 shares) A	$ 12.93

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,325,275 ÷ 102,497 shares)	$ 12.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($224.46 ÷ 17.36 shares)	$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 32,167

Expenses
Management fee	$ 2,656
Transfer agent fees	516
Distribution fees	120
Accounting fees and expenses	150
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	63
Audit	25
Legal	15
Miscellaneous	25
Total expenses before reductions	3,586
Expense reductions	(18)	3,568
Net investment income (loss)		28,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,100
Swap agreements	(38)
Total net realized gain (loss)		12,062
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,428)
Swap agreements	(264)
Total change in net unrealized appreciation (depreciation)		(45,692)
Net gain (loss)		(33,630)
Net increase (decrease) in net assets resulting from operations		$ (5,031)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,599	$ 61,348
Net realized gain (loss)	12,062	33,111
Change in net unrealized appreciation (depreciation)	(45,692)	(2,288)
Net increase (decrease) in net assets resulting from operations	(5,031)	92,171
Distributions to shareholders from net investment income	(28,513)	(61,256)
Distributions to shareholders from net realized gain	(3,107)	(31,189)
Total distributions	(31,620)	(92,445)
Share transactions - net increase (decrease)	(65,571)	(40,506)
Redemption fees	14	29
Total increase (decrease) in net assets	(102,208)	(40,751)

Net Assets
Beginning of period	1,458,563	1,499,314
End of period (including undistributed net investment income of $350 and undistributed net investment income of $1,113, respectively)	$ 1,356,355	$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.252	.524	.277
Net realized and unrealized gain (loss)	(.283)	.285	.194
Total from investment operations	(.031)	.809	.471
Distributions from net investment income	(.251)	(.523)	(.271)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.279)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.23)%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.67%	.66%A
Expenses net of voluntary waivers, if any	.69% A	.67%	.66%A
Expenses net of all reductions	.69% A	.66%	.66%A
Net investment income (loss)	3.88% A	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 3
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.247	.509	.266
Net realized and unrealized gain (loss)	(.293)	.296	.197
Total from investment operations	(.046)	.805	.463
Distributions from net investment income	(.246)	(.509)	(.263)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.274)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C, D	(.35)%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.78%	.79%A
Expenses net of voluntary waivers, if any	.77% A	.78%	.79%A
Expenses net of all reductions	.77% A	.77%	.79%A
Net investment income (loss)	3.80% A	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.203	.423	.226
Net realized and unrealized gain (loss)	(.293)	.286	.193
Total from investment operations	(.090)	.709	.419
Distributions from net investment income	(.202)	(.423)	(.219)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.230)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.92	$ 13.24	$ 13.24
Total Return B, C, D	(.68)%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.42%	1.41%A
Expenses net of voluntary waivers, if any	1.45% A	1.42%	1.41%A
Expenses net of all reductions	1.45% A	1.41%	1.40%A
Net investment income (loss)	3.13% A	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 5
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.197	.410	.219
Net realized and unrealized gain (loss)	(.283)	.286	.191
Total from investment operations	(.086)	.696	.410
Distributions from net investment income	(.196)	(.410)	(.210)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.224)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.65)%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A	1.51%	1.51%A
Expenses net of voluntary waivers, if any	1.54% A	1.51%	1.51%A
Expenses net of all reductions	1.54% A	1.51%	1.51%A
Net investment income (loss)	3.04% A	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 6
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) D	.265	.549	.574	.584 F	.614	.590
Net realized and unrealized gain (loss)	(.293)	.295	.506	.117 F	1.030	(1.230)
Total from investment operations	(.028)	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.264)	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.028)	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	-	(.015)
Total distributions	(.292)	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return B, C	(.21)%	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.08% A	4.11%	4.36%	4.54% F	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,325	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	16% A	24%	22%	12%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.261	.550	.286
Net realized and unrealized gain (loss)	(.291)	.296	.195
Total from investment operations	(.030)	.846	.481
Distributions from net investment income	(.262)	(.550)	(.281)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.290)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C	(.23)%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A	.47%	.53%A
Expenses net of voluntary waivers, if any	.53% A	.47%	.53%A
Expenses net of all reductions	.53% A	.47%	.53%A
Net investment income (loss)	4.04% A	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 161	$ 104
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,264
Unrealized depreciation	(5,795)
Net unrealized appreciation (depreciation)	$ 41,469
Cost for federal income tax purposes	$ 1,296,454

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,868 and $184,516, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	45	32
Class C	.75%	.25%	69	37
			$ 120	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	16
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.12
Class T	1.10
Class B	6.13
Class C	8.11
Spartan New York Municipal Income	497.07
Institutional Class	1.11
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $10 and $8, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2004	Year ended January 31, 2004
From net investment income
Class A	$ 101	$ 144
Class T	31	54
Class B	154	287
Class C	208	307
Spartan New York Municipal Income	28,015	60,459
Institutional Class	4	5
Total	$ 28,513	$ 61,256
From net realized gain
Class A	$ 11	$ 105
Class T	3	33
Class B	22	209
Class C	29	253
Spartan New York Municipal Income	3,041	30,586
Institutional Class	1	3
Total	$ 3,107	$ 31,189

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class A
Shares sold	88	294	$ 1,153	$ 3,914
Reinvestment of distributions	7	14	85	185
Shares redeemed	(63)	(131)	(817)	(1,742)
Net increase (decrease)	32	177	$ 421	$ 2,357
Class T
Shares sold	15	55	$ 197	$ 727
Reinvestment of distributions	2	5	27	64
Shares redeemed	(18)	(28)	(233)	(370)
Net increase (decrease)	(1)	32	$ (9)	$ 421
Class B
Shares sold	49	446	$ 651	$ 5,969
Reinvestment of distributions	10	28	130	378
Shares redeemed	(94)	(116)	(1,225)	(1,549)
Net increase (decrease)	(35)	358	$ (444)	$ 4,798

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class C
Shares sold	210	674	$ 2,740	$ 8,994
Reinvestment of distributions	13	29	174	382
Shares redeemed	(107)	(188)	(1,379)	(2,482)
Net increase (decrease)	116	515	$ 1,535	$ 6,894
Spartan New York Municipal Income
Shares sold	7,070	16,723	$ 92,896	$ 223,636
Reinvestment of distributions	1,804	5,234	23,564	69,670
Shares redeemed	(14,190)	(26,152)	(183,602)	(348,340)
Net increase (decrease)	(5,316)	(4,195)	$ (67,142)	$ (55,034)
Institutional Class
Shares sold	9	6	$ 115	$ 80
Reinvestment of distributions	-	1	3	7
Shares redeemed	(4)	(3)	(50)	(29)
Net increase (decrease)	5	4	$ 68	$ 58

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	575,040,844.94	72.005
Against	137,039,394.79	17.160
Abstain	44,554,999.69	5.578
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	747,268,183.46	93.570
Withheld	51,353,833.03	6.430
TOTAL	798,622,016.49	100.000
Ralph F. Cox
Affirmative	746,410,284.35	93.462
Withheld	52,211,732.14	6.538
TOTAL	798,622,016.49	100.000
Laura B. Cronin
Affirmative	747,770,160.68	93.633
Withheld	50,851,855.81	6.367
TOTAL	798,622,016.49	100.000
Robert M. Gates
Affirmative	745,420,166.71	93.338
Withheld	53,201,849.78	6.662
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	746,775,567.75	93.508
Withheld	51,846,448.74	6.492
TOTAL	798,622,016.49	100.000
Abigail P. Johnson
Affirmative	746,330,318.33	93.452
Withheld	52,291,698.16	6.548
TOTAL	798,622,016.49	100.000
Edward C. Johnson 3d
Affirmative	745,911,920.66	93.400
Withheld	52,710,095.83	6.600
TOTAL	798,622,016.49	100.000
Donald J. Kirk
Affirmative	746,672,452.95	93.495
Withheld	51,949,563.54	6.505
TOTAL	798,622,016.49	100.000
Marie L. Knowles
Affirmative	747,717,580.75	93.626
Withheld	50,904,435.74	6.374
TOTAL	798,622,016.49	100.000
Ned C. Lautenbach
Affirmative	746,474,252.46	93.470
Withheld	52,147,764.03	6.530
TOTAL	798,622,016.49	100.000
Marvin L. Mann
Affirmative	746,085,901.62	93.422
Withheld	52,536,114.87	6.578
TOTAL	798,622,016.49	100.000
William O. McCoy
Affirmative	746,490,195.86	93.472
Withheld	52,131,820.63	6.528
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	746,870,464.51	93.520
Withheld	51,751,551.98	6.480
TOTAL	798,622,016.49	100.000
William S. Stavropoulos
Affirmative	744,661,601.98	93.243
Withheld	53,960,414.51	6.757
TOTAL	798,622,016.49	100.000
PROPOSAL 3
To modify the fundamental investment objective of the fund.
	# of Votes	% of Votes
Affirmative	601,067,202.81	75.263
Against	94,497,003.65	11.833
Abstain	61,071,032.96	7.647
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

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Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
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(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
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www.fidelity.com

ASNMI-USAN-0904
1.789729.101

Spartan®

New York Municipal Income
Fund

Semiannual Report

July 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending October 31, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2004 to July 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class A
Actual	$ 1,000.00	$ 997.70	$ 3.43
Hypothetical*	$ 1,000.00	$ 1,021.53	$ 3.47
Class T
Actual	$ 1,000.00	$ 996.50	$ 3.82
Hypothetical*	$ 1,000.00	$ 1,021.12	$ 3.88
Class B
Actual	$ 1,000.00	$ 993.20	$ 7.19
Hypothetical*	$ 1,000.00	$ 1,017.70	$ 7.30
	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period February 1, 2004 to July 31, 2004
Class C
Actual	$ 1,000.00	$ 993.50	$ 7.63
Hypothetical*	$ 1,000.00	$ 1,017.25	$ 7.75
Spartan New York Municipal Income
Actual	$ 1,000.00	$ 997.90	$ 2.43
Hypothetical*	$ 1,000.00	$ 1,022.53	$ 2.47
Institutional Class
Actual	$ 1,000.00	$ 997.70	$ 2.63
Hypothetical*	$ 1,000.00	$ 1,022.33	$ 2.67

* (5% return per year before expenses)

Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.69%
Class T	.77%
Class B	1.45%
Class C	1.54%
Spartan New York Municipal Income	.49%
Institutional Class	.53%

Semiannual Report

Investment Changes

Top Five Sectors as of July 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	27.2	27.1
Special Tax	18.6	17.8
Water & Sewer	12.6	11.6
Transportation	12.0	9.6
Escrowed/Pre-Refunded	8.4	12.8
Average Years to Maturity as of July 31, 2004
		6 months ago
Years	15.0	14.2
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2004
6 months ago
Years	7.4	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2004	As of January 31, 2004
AAA 56.6%	AAA 54.6%
AA,A 39.1%	AA,A 41.9%
BBB 2.9%	BBB 2.6%
Not Rated 0.0%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount (000s)	Value (Note 1) (000s)
New York - 92.7%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/09 (AMBAC Insured)	$ 500	$ 546
5% 7/1/10 (AMBAC Insured)	600	657
5% 7/1/11 (AMBAC Insured)	500	549
5.5% 7/1/21 (AMBAC Insured)	2,300	2,492
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,184
5.25% 11/1/17	1,400	1,519
Cherry Valley Springfield Central School District:
7.8% 5/1/14 (Escrowed to Maturity) (c)	435	579
7.8% 5/1/15 (Escrowed to Maturity) (c)	435	583
7.8% 5/1/16 (Escrowed to Maturity) (c)	435	590
7.8% 5/1/17 (MBIA Insured)	435	596
7.8% 5/1/18 (Escrowed to Maturity) (c)	434	597
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,426
5.75% 8/1/30	9,445	9,835
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,137
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,818
5% 9/1/16 (FGIC Insured)	1,680	1,787
5% 9/1/17 (FGIC Insured)	1,000	1,058
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
5.75% 5/1/17 (FSA Insured)	8,940	9,993
5.75% 5/1/19 (FSA Insured)	1,500	1,666
5.75% 5/1/20 (FSA Insured)	1,400	1,549
5.75% 5/1/22 (FSA Insured)	4,900	5,374
5.75% 5/1/23 (FSA Insured)	1,000	1,093
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,684
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,073
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,435
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5.75% 12/1/24	25,000	26,188
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1997 B, 5.125% 7/1/24 (Escrowed to Maturity) (c)	4,080	4,292
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev.: - continued
Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (c)	$ 2,100	$ 2,330
Metropolitan Trans. Auth. Dedicated Tax Fund Series A:
5.25% 11/15/24 (FSA Insured)	30,000	31,207
5.5% 11/15/26 (FSA Insured)	10,300	10,882
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series B1, 5% 7/1/18 (Pre-Refunded to 1/1/12 @ 100) (c)	2,970	3,271
Series C:
4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (c)	1,255	1,362
5.125% 7/1/13 (Pre-Refunded to 1/1/12 @ 100) (c)	765	849
5.125% 7/1/14 (Pre-Refunded to 1/1/12 @ 100) (c)	1,030	1,143
Series N, 0% 7/1/11 (Escrowed to Maturity) (c)	5,980	4,642
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5% 11/15/30 (FSA Insured)	47,505	47,501
5.5% 11/15/15 (AMBAC Insured)	1,340	1,490
5.5% 11/15/16 (AMBAC Insured)	1,000	1,109
5.5% 11/15/17 (AMBAC Insured)	1,000	1,102
5.5% 11/15/18 (AMBAC Insured)	1,700	1,870
5.75% 11/15/32	10,000	10,595
Series A, 5.125% 11/15/31	12,150	12,090
Series B, 5.25% 11/15/18 (FGIC Insured)	4,000	4,315
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,395
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (c)	1,310	1,459
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,256
Series 7:
0% 7/1/10 (Escrowed to Maturity) (c)	3,500	2,860
5.625% 7/1/16 (Escrowed to Maturity) (c)	3,000	3,043
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,740
5.5% 7/1/20 (MBIA Insured)	3,000	3,277
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,286
5.5% 7/1/23 (MBIA Insured)	5,000	5,378
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (c)	3,000	3,368
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Monroe County Gen. Oblig.:
6% 6/1/05	$ 770	$ 796
6.5% 6/1/05	115	119
6.5% 6/1/06	120	129
6.5% 6/1/07 (AMBAC Insured)	50	55
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,053
Monroe Woodbury Central School District:
5.625% 5/15/22 (Pre-Refunded to 5/15/06 @ 102) (c)	1,245	1,352
5.625% 5/15/24 (Pre-Refunded to 5/15/06 @ 102) (c)	2,645	2,873
Muni. Assistance Corp. for New York City:
Series 1996 G, 6% 7/1/07	2,305	2,537
Series 1997 H, 6.25% 7/1/07	1,195	1,323
Series 1997 L, 6% 7/1/07	5,275	5,805
Series 1998 M, 5.5% 7/1/07	6,500	7,063
Series 1999 O, 5.25% 7/1/07	2,120	2,289
Series 2002 P, 5% 7/1/08	10,850	11,736
Nassau County Gen. Oblig.:
Series E, 5.3% 7/1/07 (MBIA Insured)	350	378
Series T, 5.2% 9/1/11 (FGIC Insured)	2,695	2,879
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,320
Series Z:
5% 9/1/11 (FGIC Insured)	3,000	3,227
5% 9/1/13 (FGIC Insured)	3,000	3,191
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	185	202
Series 2001 B, 5.875% 11/1/11	1,270	1,385
Series 2001 C, 5.625% 11/1/10	825	890
Series 2001 D, 5.625% 11/1/10	1,225	1,322
Nassau County Interim Fin. Auth.:
Series 2000 A, 5.75% 11/15/11 (MBIA Insured)	10,845	12,235
Series A, 5% 11/15/18 (AMBAC Insured)	2,375	2,507
New York City Gen. Oblig.:
Series 1996 F, 5.75% 2/1/15	495	525
Series 2000 A, 6.5% 5/15/11	3,000	3,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2003 C, 5.25% 8/1/10	$ 5,000	$ 5,421
Series 2003 E:
5.25% 8/1/10	2,000	2,168
5.25% 8/1/11	6,245	6,773
5.25% 8/1/14	3,390	3,640
Series 2003 F, 5.5% 12/15/10	1,000	1,097
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,473
6.25% 8/1/08	1,000	1,087
Series B:
5.5% 8/1/11 (FGIC Insured)	2,000	2,234
5.875% 8/15/13	1,970	2,130
5.875% 8/15/13 (Pre-Refunded to 8/15/06 @ 101.5) (c)	1,900	2,075
6.2% 8/15/06	2,195	2,306
6.5% 8/15/11	1,000	1,161
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	3,530	3,786
6% 2/1/22	840	895
Series D:
5.25% 8/1/13	2,500	2,623
5.25% 8/1/21 (MBIA Insured)	5,000	5,271
5.375% 8/1/17	2,500	2,615
Series E:
6% 8/1/11	3,000	3,251
6% 8/1/26	2,850	3,012
6.5% 2/15/06	1,000	1,065
Series F, 6% 8/1/16	4,110	4,442
Series G:
5.25% 8/1/14 (AMBAC Insured)	1,635	1,772
6% 10/15/26	4,250	4,510
6% 10/15/26 (Pre-Refunded to 10/15/07 @ 101) (c)	765	859
Series H:
5.5% 8/1/12	9,000	9,653
5.75% 3/15/11 (FGIC Insured)	3,000	3,378
5.75% 3/15/13 (FSA Insured)	1,805	2,039
6% 8/1/17	1,000	1,080
Series I, 6.125% 4/15/11	8,495	9,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series J:
5.5% 6/1/18 (MBIA Insured)	$ 5,000	$ 5,484
5.875% 2/15/19	3,370	3,564
5.875% 2/15/19 (Pre-Refunded to 2/15/06 @ 101.5) (c)	630	677
6.125% 8/1/12	1,000	1,095
Series L, 5.75% 8/1/12	3,700	3,979
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,857
5.5% 2/15/17 (FSA Insured)	3,000	3,282
5.5% 2/15/18 (FSA Insured)	2,500	2,730
5.5% 2/15/19 (FSA Insured)	1,250	1,360
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	1,090	1,186
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,242
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (b)	2,345	2,411
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Term. One Group Assoc. Proj.) 6% 1/1/08 (b)	500	513
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 1996 B:
5.75% 6/15/26 (MBIA Insured)	645	694
5.875% 6/15/26	18,085	19,500
Series 1997 A, 5.375% 6/15/26 (FSA Insured)	13,450	13,808
Series 1997 B, 5.25% 6/15/29 (FGIC Insured)	3,785	3,834
Series 1999 A, 5.75% 6/15/30	1,000	1,062
Series 2000, 5.5% 6/15/33	14,215	14,781
Series A:
5% 6/15/32	5,000	4,942
5.125% 6/15/34 (MBIA Insured)	4,200	4,228
5.25% 6/15/33 (FGIC Insured)	1,280	1,304
5.375% 6/15/15 (FGIC Insured)	7,000	7,665
6% 6/15/28	15,000	16,415
Series B:
5.375% 6/15/07 (Escrowed to Maturity) (c)	145	147
5.75% 6/15/26 (MBIA Insured)	5,025	5,424
5.75% 6/15/29 (MBIA Insured)	5,965	6,393
5.5% 6/15/33 (MBIA Insured)	2,075	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York City Trust Cultural Resources Rev.:
(American Museum of Natural History Proj.) Series A, 5.65% 4/1/22 (MBIA Insured)	$ 4,850	$ 5,248
(Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,000	3,022
(New York Botanical Garden Proj.) 5.75% 7/1/16 (MBIA Insured)	1,250	1,341
New York State Dorm. Auth. Lease Rev. Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (a)	10,000	10,862
New York State Dorm. Auth. Revs.:
(Barnard College Proj.) 5.25% 7/1/26 (AMBAC Insured)	4,625	4,710
(Champlain Valley Physicians Proj.):
6% 7/1/08 (AMBAC Insured)	600	670
6% 7/1/09 (AMBAC Insured)	370	419
6% 7/1/10 (AMBAC Insured)	250	286
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,940
Series C, 7.5% 7/1/10	4,000	4,568
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	1,900	2,239
6% 7/1/21 (MBIA Insured)	2,500	2,954
(Columbia Univ. Proj.):
Series 2001 A:
5.25% 7/1/13	1,000	1,105
5.25% 7/1/15	2,000	2,193
Series B, 5.375% 7/1/18	1,000	1,087
(Ithaca College Proj.) 5.25% 7/1/26 (AMBAC Insured)	9,805	9,983
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,271
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,163
5.25% 7/1/11 (MBIA Insured)	3,000	3,262
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,751
(Mental Health Svcs. Facilities Impt. Proj.):
Series A:
5.75% 8/15/11	2,990	3,249
5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	10	11
Series B:
5.75% 2/15/11	2,535	2,755
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (c)	15	17
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	$ 3,000	$ 3,193
5.85% 8/1/40	9,500	10,197
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	1,000	1,029
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	4,350	4,643
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	828
5.5% 7/1/19 (AMBAC Insured)	1,705	1,861
5.5% 7/1/20 (AMBAC Insured)	860	936
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,646
5.75% 7/1/27 (MBIA Insured)	5,000	5,672
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,705
(NYSARC, Inc. Proj.) Series A, 5% 7/1/06 (FSA Insured)	500	527
(Rochester Institute of Technology Proj.) 5.25% 7/1/22 (MBIA Insured)	4,875	5,100
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,404
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	7,925	8,695
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,627
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,881
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	1,500	1,690
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,541
Series B, 7.5% 5/15/11	2,365	2,746
5.5% 5/15/09	3,000	3,262
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,860
5.2% 2/15/13 (MBIA Insured)	6,585	7,062
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,176
6% 7/1/15	1,160	1,239
6% 7/1/16	1,230	1,308
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	$ 1,000	$ 1,110
5.375% 7/1/13 (AMBAC Insured)	800	885
5.375% 7/1/14 (AMBAC Insured)	1,130	1,250
5.375% 7/1/16 (AMBAC Insured)	670	727
5.375% 7/1/17 (AMBAC Insured)	370	398
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (c)	1,135	1,362
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	34,100
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,126
6% 10/1/29 (MBIA Insured)	5,600	6,165
Series 2003 A, 5.375% 3/15/22	2,000	2,102
Series B:
5.25%, tender 5/15/12 (a)	8,500	9,181
6%, tender 5/15/12 (a)	11,000	12,428
5.5% 7/1/16 (AMBAC Insured)	725	781
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. Proj.) Series A, 6.1% 8/15/20	10,600	11,095
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series E, 5.9% 12/1/06 (MBIA Insured)	1,000	1,085
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	500	544
Series C:
5.25% 7/15/16	2,340	2,546
5.25% 7/15/17	2,410	2,598
Series D, 5% 6/15/20	20,150	21,029
Series G, 5.25% 10/15/20	1,255	1,325
(New York Muni. Wtr. Fin. Auth. Proj.) Series D, 5.375% 6/15/19	5,250	5,697
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,839
5.25% 11/15/16	3,770	4,100
Series I:
5.25% 9/15/15	2,085	2,278
5.25% 9/15/17	2,395	2,586
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.: - continued
Series C:
5% 6/15/19	$ 815	$ 850
5% 6/15/19 (Escrowed to Maturity) (c)	3,185	3,299
5.25% 6/15/16	3,500	3,771
Series F:
4.875% 6/15/18	1,735	1,797
4.875% 6/15/20	2,175	2,239
5% 6/15/15	1,295	1,361
5.25% 6/15/13	1,575	1,702
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,062
5.375% 1/1/16 (FGIC Insured)	2,170	2,382
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (a)(b)	10,700	10,964
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	520
Series A:
5.75% 6/15/11 (Escrowed to Maturity) (c)	1,595	1,833
7% 6/15/12	190	191
Series C, 5.85% 7/15/15	30	32
Series E:
6.25% 6/15/05	1,200	1,223
6.5% 6/15/14	130	131
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,239
Series 2002 D:
6.3% 5/15/05	365	377
6.3% 11/15/05	105	108
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (c)	1,105	1,212
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,835
5.25% 9/15/16 (MBIA Insured)	1,780	1,927
5.25% 3/15/17 (MBIA Insured)	2,240	2,411
5.25% 3/15/18	2,290	2,444
5.25% 3/15/19	2,480	2,632
5.25% 9/15/20	2,685	2,842
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A: - continued
5.25% 3/15/21	$ 2,230	$ 2,345
New York State Med. Care Facilities Fin. Agcy. Rev. (Long-Term Health Care Proj.) Series A, 6.8% 11/1/14 (FSA Insured)	1,170	1,173
New York State Mtg. Agcy. Rev. (Homeowner Mtg. Prog.):
Series 53, 5.9% 10/1/17	1,795	1,840
Series 69, 4.7% 4/1/24 (b)	890	891
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	26,129
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (c)	250	271
New York State Thruway Auth. Gen. Rev.:
Series D, 5.375% 1/1/27	3,000	3,092
Series E, 5.25% 1/1/12	5,410	5,843
New York State Thruway Auth. Hwy. & Bridge Trust Fund:
Series A, 5.25% 4/1/16 (AMBAC Insured)	5,175	5,521
Series B:
5.25% 4/1/15 (MBIA Insured)	5,000	5,399
5.375% 4/1/17 (AMBAC Insured)	5,000	5,402
5.375% 4/1/18 (AMBAC Insured)	5,310	5,744
Series B1:
5.75% 4/1/14 (FGIC Insured)	3,000	3,351
5.75% 4/1/15 (FGIC Insured)	4,000	4,460
New York State Thruway Auth. State Personal Income Tax Rev. Series A:
5.5% 3/15/18	5,000	5,461
5.5% 3/15/19	5,460	5,878
5.5% 3/15/20	3,500	3,770
New York State Thruway Auth. Svc. Contract Rev.:
Series A, 5% 3/15/10 (FSA Insured)	1,025	1,117
5.25% 4/1/14 (Pre-Refunded to 4/1/11 @ 100) (c)	735	820
5.5% 4/1/14	11,700	12,857
5.5% 4/1/15	6,200	6,762
5.5% 4/1/16	3,665	3,987
6% 4/1/11	1,605	1,763
New York State Urban Dev. Corp. Rev.:
(Correctional Cap. Facilities Proj.) Series A, 6.5% 1/1/09 (FSA Insured)	3,000	3,432
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
(Sports Facilities Assistance Prog.) Series A, 6.25% 4/1/06 (MBIA Insured)	$ 15	$ 16
(State Facilities & Equip. Proj.) Series 2002 A, 5.5% 3/15/32	2,500	2,575
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,968
Series C1, 5.5% 3/15/19 (FGIC Insured)	3,000	3,291
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/22 (MBIA Insured)	3,000	3,160
New York Transitional Fin. Auth. Rev.:
Series 2003 D:
5.25% 2/1/17 (MBIA Insured)	9,385	10,127
5.25% 2/1/19 (MBIA Insured)	8,075	8,618
Series 2003 E, 5.25% 2/1/15 (FGIC Insured)	7,250	7,866
Series 2004 A:
5.125% 8/15/21 (FGIC Insured)	5,345	5,504
5.125% 8/15/21 (Pre-Refunded to 8/15/07 @ 101) (c)	2,795	3,052
Series 2004 C:
5.25% 2/1/14	6,000	6,610
5.5% 2/1/08 (Escrowed to Maturity) (c)	310	340
Series A:
5.25% 11/15/12 (FSA Insured)	1,500	1,632
5.375% 11/15/21	2,900	3,086
5.5% 11/15/17 (FGIC Insured)	6,725	7,461
5.5% 11/15/20 (FGIC Insured)	9,000	9,852
5.75% 2/15/16	3,000	3,326
Series B:
5.125% 11/1/14	1,000	1,065
5.375% 2/1/15	3,000	3,274
5.5% 2/1/08 (Escrowed to Maturity) (c)	565	620
Series C, 5.5% 11/1/24	1,000	1,057
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,303
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Series 2001 C, 5.625%, tender 11/15/14 (a)(b)	3,000	3,132
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,152
7.5% 3/1/10 (MBIA Insured)	1,155	1,397
7.5% 3/1/11 (MBIA Insured)	1,245	1,536
7.5% 3/1/16 (MBIA Insured)	1,060	1,394
7.5% 3/1/17 (MBIA Insured)	1,200	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	$ 2,000	$ 2,150
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,409
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,200
Tobacco Settlement Fing. Corp.:
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,000	3,136
5.25% 6/1/22 (AMBAC Insured)	5,300	5,529
5.5% 6/1/16	14,500	15,423
Series B1:
5% 6/1/10	1,685	1,790
5% 6/1/11	1,375	1,466
Series C1, 5% 6/1/11	4,780	4,947
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,592
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	8,705	9,829
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.25% 1/1/28 (Pre-Refunded to 7/1/22 @ 100) (c)	9,500	10,329
6% 1/1/11 (Escrowed to Maturity) (c)	500	577
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (c)	4,000	4,325
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (c)	2,015	2,190
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (c)	1,000	1,123
Series Y:
5.5% 1/1/17 (Escrowed to Maturity) (c)	15,425	17,424
6% 1/1/12 (Escrowed to Maturity) (c)	20,000	22,792
Triborough Bridge & Tunnel Auth. Spl. Oblig. Series A:
5.125% 1/1/11 (Escrowed to Maturity) (c)	3,000	3,271
5.125% 1/1/12 (Escrowed to Maturity) (c)	1,000	1,087
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,033
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,546
5% 12/15/12 (AMBAC Insured)	1,245	1,359
		1,257,418
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York & New Jersey - 5.3%
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	$ 2,000	$ 2,078
Port Auth. of New York & New Jersey:
120th Series:
5.75% 10/15/11 (MBIA Insured) (b)	15,000	16,284
5.75% 10/15/12 (MBIA Insured) (b)	15,530	16,834
124th Series:
5% 8/1/08 (b)	9,875	10,506
5% 8/1/13 (FGIC Insured) (b)	3,000	3,131
126th Series, 5.25% 5/15/37 (FGIC Insured) (b)	5,970	6,007
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,598
134th Series, 5% 1/15/39	10,000	9,794
		72,232
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	3,800	4,308
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,318
Puerto Rico Commonwealth Urban Renewal & Hsg. Corp. 7.875% 10/1/04	645	647
		8,273
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $1,297,084)		1,337,923
NET OTHER ASSETS - 1.4%		18,432
NET ASSETS - 100%		$ 1,356,355
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.522% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	Nov. 2024	$ 7,500	$ 152
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.2%
Special Tax	18.6%
Water & Sewer	12.6%
Transportation	12.0%
Escrowed/Pre-Refunded	8.4%
Education	7.9%
Health Care	5.2%
Others* (individually less than 5%)	8.1%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,297,084) - See accompanying schedule		$ 1,337,923
Cash		3,667
Receivable for fund shares sold		597
Interest receivable		16,407
Swap agreements, at value		152
Prepaid expenses		3
Other receivables		5
Total assets		1,358,754

Liabilities
Payable for fund shares redeemed	$ 668
Distributions payable	1,138
Accrued management fee	424
Distribution fees payable	20
Other affiliated payables	114
Other payables and accrued expenses	35
Total liabilities		2,399

Net Assets		$ 1,356,355
Net Assets consist of:
Paid in capital		$ 1,303,191
Undistributed net investment income		350
Accumulated undistributed net realized gain (loss) on investments		11,823
Net unrealized appreciation (depreciation) on investments		40,991
Net Assets		$ 1,356,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,603 ÷ 433.5 shares)	$ 12.93

Maximum offering price per share (100/95.25 of $12.93)	$ 13.57
Class T: Net Asset Value and redemption price per share ($1,607.8 ÷ 124.3 shares)	$ 12.93

Maximum offering price per share (100/96.50 of $12.93)	$ 13.40
Class B: Net Asset Value and offering price per share ($9,514 ÷ 736.1 shares) A	$ 12.92

Class C: Net Asset Value and offering price per share ($14,131 ÷ 1,093 shares) A	$ 12.93

Spartan New York Municipal Income: Net Asset Value, offering price and redemption price per share ($1,325,275 ÷ 102,497 shares)	$ 12.93

Institutional Class: Net Asset Value, offering price and redemption price per share ($224.46 ÷ 17.36 shares)	$ 12.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)

Investment Income
Interest		$ 32,167

Expenses
Management fee	$ 2,656
Transfer agent fees	516
Distribution fees	120
Accounting fees and expenses	150
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	63
Audit	25
Legal	15
Miscellaneous	25
Total expenses before reductions	3,586
Expense reductions	(18)	3,568
Net investment income (loss)		28,599
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	12,100
Swap agreements	(38)
Total net realized gain (loss)		12,062
Change in net unrealized appreciation (depreciation) on: Investment securities	(45,428)
Swap agreements	(264)
Total change in net unrealized appreciation (depreciation)		(45,692)
Net gain (loss)		(33,630)
Net increase (decrease) in net assets resulting from operations		$ (5,031)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2004 (Unaudited)	Year ended January 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,599	$ 61,348
Net realized gain (loss)	12,062	33,111
Change in net unrealized appreciation (depreciation)	(45,692)	(2,288)
Net increase (decrease) in net assets resulting from operations	(5,031)	92,171
Distributions to shareholders from net investment income	(28,513)	(61,256)
Distributions to shareholders from net realized gain	(3,107)	(31,189)
Total distributions	(31,620)	(92,445)
Share transactions - net increase (decrease)	(65,571)	(40,506)
Redemption fees	14	29
Total increase (decrease) in net assets	(102,208)	(40,751)

Net Assets
Beginning of period	1,458,563	1,499,314
End of period (including undistributed net investment income of $350 and undistributed net investment income of $1,113, respectively)	$ 1,356,355	$ 1,458,563

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.252	.524	.277
Net realized and unrealized gain (loss)	(.283)	.285	.194
Total from investment operations	(.031)	.809	.471
Distributions from net investment income	(.251)	(.523)	(.271)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.279)	(.809)	(.441)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.23)%	6.25%	3.59%
Ratios to Average Net Assets G
Expenses before expense reductions	.69% A	.67%	.66%A
Expenses net of voluntary waivers, if any	.69% A	.67%	.66%A
Expenses net of all reductions	.69% A	.66%	.66%A
Net investment income (loss)	3.88% A	3.93%	4.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 5	$ 3
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.247	.509	.266
Net realized and unrealized gain (loss)	(.293)	.296	.197
Total from investment operations	(.046)	.805	.463
Distributions from net investment income	(.246)	(.509)	(.263)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.274)	(.795)	(.433)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C, D	(.35)%	6.21%	3.53%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.78%	.79%A
Expenses net of voluntary waivers, if any	.77% A	.78%	.79%A
Expenses net of all reductions	.77% A	.77%	.79%A
Net investment income (loss)	3.80% A	3.82%	4.04%A
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 2	$ 1
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.203	.423	.226
Net realized and unrealized gain (loss)	(.293)	.286	.193
Total from investment operations	(.090)	.709	.419
Distributions from net investment income	(.202)	(.423)	(.219)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.230)	(.709)	(.389)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.92	$ 13.24	$ 13.24
Total Return B, C, D	(.68)%	5.45%	3.19%
Ratios to Average Net Assets G
Expenses before expense reductions	1.45% A	1.42%	1.41%A
Expenses net of voluntary waivers, if any	1.45% A	1.42%	1.41%A
Expenses net of all reductions	1.45% A	1.41%	1.40%A
Net investment income (loss)	3.13% A	3.18%	3.42%A
Supplemental Data
Net assets, end of period (in millions)	$ 10	$ 10	$ 5
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) E	.197	.410	.219
Net realized and unrealized gain (loss)	(.283)	.286	.191
Total from investment operations	(.086)	.696	.410
Distributions from net investment income	(.196)	(.410)	(.210)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.224)	(.696)	(.380)
Redemption fees added to paid in capital E, H	-	-	-
Net asset value, end of period	$ 12.93	$ 13.24	$ 13.24
Total Return B, C, D	(.65)%	5.35%	3.12%
Ratios to Average Net Assets G
Expenses before expense reductions	1.54% A	1.51%	1.51%A
Expenses net of voluntary waivers, if any	1.54% A	1.51%	1.51%A
Expenses net of all reductions	1.54% A	1.51%	1.51%A
Net investment income (loss)	3.04% A	3.08%	3.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 13	$ 6
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan New York Municipal Income

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74	$ 12.99
Income from Investment Operations
Net investment income (loss) D	.265	.549	.574	.584 F	.614	.590
Net realized and unrealized gain (loss)	(.293)	.295	.506	.117 F	1.030	(1.230)
Total from investment operations	(.028)	.844	1.080	.701	1.644	(.640)
Distributions from net investment income	(.264)	(.548)	(.570)	(.581)	(.604)	(.589)
Distributions from net realized gain	(.028)	(.286)	(.170)	-	-	(.006)
Distributions in excess of net realized gain	-	-	-	-	-	(.015)
Total distributions	(.292)	(.834)	(.740)	(.581)	(.604)	(.610)
Redemption fees added to paid in capital	- D, G	- D, G	- D, G	- D, G	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24	$ 12.90	$ 12.78	$ 11.74
Total Return B, C	(.21)%	6.52%	8.55%	5.60%	14.34%	(5.03)%
Ratios to Average Net Assets E
Expenses before expense reductions	.49% A	.49%	.49%	.49%	.49%	.49%
Expenses net of voluntary waivers, if any	.49% A	.48%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49% A	.48%	.47%	.44%	.42%	.49%
Net investment income (loss)	4.08% A	4.11%	4.36%	4.54% F	4.96%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 1,325	$ 1,428	$ 1,483	$ 1,332	$ 1,198	$ 1,007
Portfolio turnover rate	16% A	24%	22%	12%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2004	Years ended January 31,
	(Unaudited)	2004	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.25	$ 13.24	$ 13.21
Income from Investment Operations
Net investment income (loss) D	.261	.550	.286
Net realized and unrealized gain (loss)	(.291)	.296	.195
Total from investment operations	(.030)	.846	.481
Distributions from net investment income	(.262)	(.550)	(.281)
Distributions from net realized gain	(.028)	(.286)	(.170)
Total distributions	(.290)	(.836)	(.451)
Redemption fees added to paid in capital D, G	-	-	-
Net asset value, end of period	$ 12.93	$ 13.25	$ 13.24
Total Return B, C	(.23)%	6.53%	3.67%
Ratios to Average Net Assets F
Expenses before expense reductions	.53% A	.47%	.53%A
Expenses net of voluntary waivers, if any	.53% A	.47%	.53%A
Expenses net of all reductions	.53% A	.47%	.53%A
Net investment income (loss)	4.04% A	4.12%	4.30%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 224	$ 161	$ 104
Portfolio turnover rate	16% A	24%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to January 31, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan New York Municipal Income Fund (the fund) is a fund of Fidelity New York Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of New York. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 47,264
Unrealized depreciation	(5,795)
Net unrealized appreciation (depreciation)	$ 41,469
Cost for federal income tax purposes	$ 1,296,454

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,868 and $184,516, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	2	-
Class B	.65%	.25%	45	32
Class C	.75%	.25%	69	37
			$ 120	$ 69

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4
Class T	1
Class B*	16
Class C*	2
$ 23

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan New York Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan New York Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.12
Class T	1.10
Class B	6.13
Class C	8.11
Spartan New York Municipal Income	497.07
Institutional Class	1.11
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $10 and $8, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2004	Year ended January 31, 2004
From net investment income
Class A	$ 101	$ 144
Class T	31	54
Class B	154	287
Class C	208	307
Spartan New York Municipal Income	28,015	60,459
Institutional Class	4	5
Total	$ 28,513	$ 61,256
From net realized gain
Class A	$ 11	$ 105
Class T	3	33
Class B	22	209
Class C	29	253
Spartan New York Municipal Income	3,041	30,586
Institutional Class	1	3
Total	$ 3,107	$ 31,189

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class A
Shares sold	88	294	$ 1,153	$ 3,914
Reinvestment of distributions	7	14	85	185
Shares redeemed	(63)	(131)	(817)	(1,742)
Net increase (decrease)	32	177	$ 421	$ 2,357
Class T
Shares sold	15	55	$ 197	$ 727
Reinvestment of distributions	2	5	27	64
Shares redeemed	(18)	(28)	(233)	(370)
Net increase (decrease)	(1)	32	$ (9)	$ 421
Class B
Shares sold	49	446	$ 651	$ 5,969
Reinvestment of distributions	10	28	130	378
Shares redeemed	(94)	(116)	(1,225)	(1,549)
Net increase (decrease)	(35)	358	$ (444)	$ 4,798

Semiannual Report

8. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2004	Year ended January 31, 2004	Six months ended July 31, 2004	Year ended January 31, 2004
Class C
Shares sold	210	674	$ 2,740	$ 8,994
Reinvestment of distributions	13	29	174	382
Shares redeemed	(107)	(188)	(1,379)	(2,482)
Net increase (decrease)	116	515	$ 1,535	$ 6,894
Spartan New York Municipal Income
Shares sold	7,070	16,723	$ 92,896	$ 223,636
Reinvestment of distributions	1,804	5,234	23,564	69,670
Shares redeemed	(14,190)	(26,152)	(183,602)	(348,340)
Net increase (decrease)	(5,316)	(4,195)	$ (67,142)	$ (55,034)
Institutional Class
Shares sold	9	6	$ 115	$ 80
Reinvestment of distributions	-	1	3	7
Shares redeemed	(4)	(3)	(50)	(29)
Net increase (decrease)	5	4	$ 68	$ 58

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 19, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	575,040,844.94	72.005
Against	137,039,394.79	17.160
Abstain	44,554,999.69	5.578
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	747,268,183.46	93.570
Withheld	51,353,833.03	6.430
TOTAL	798,622,016.49	100.000
Ralph F. Cox
Affirmative	746,410,284.35	93.462
Withheld	52,211,732.14	6.538
TOTAL	798,622,016.49	100.000
Laura B. Cronin
Affirmative	747,770,160.68	93.633
Withheld	50,851,855.81	6.367
TOTAL	798,622,016.49	100.000
Robert M. Gates
Affirmative	745,420,166.71	93.338
Withheld	53,201,849.78	6.662
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	746,775,567.75	93.508
Withheld	51,846,448.74	6.492
TOTAL	798,622,016.49	100.000
Abigail P. Johnson
Affirmative	746,330,318.33	93.452
Withheld	52,291,698.16	6.548
TOTAL	798,622,016.49	100.000
Edward C. Johnson 3d
Affirmative	745,911,920.66	93.400
Withheld	52,710,095.83	6.600
TOTAL	798,622,016.49	100.000
Donald J. Kirk
Affirmative	746,672,452.95	93.495
Withheld	51,949,563.54	6.505
TOTAL	798,622,016.49	100.000
Marie L. Knowles
Affirmative	747,717,580.75	93.626
Withheld	50,904,435.74	6.374
TOTAL	798,622,016.49	100.000
Ned C. Lautenbach
Affirmative	746,474,252.46	93.470
Withheld	52,147,764.03	6.530
TOTAL	798,622,016.49	100.000
Marvin L. Mann
Affirmative	746,085,901.62	93.422
Withheld	52,536,114.87	6.578
TOTAL	798,622,016.49	100.000
William O. McCoy
Affirmative	746,490,195.86	93.472
Withheld	52,131,820.63	6.528
TOTAL	798,622,016.49	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	746,870,464.51	93.520
Withheld	51,751,551.98	6.480
TOTAL	798,622,016.49	100.000
William S. Stavropoulos
Affirmative	744,661,601.98	93.243
Withheld	53,960,414.51	6.757
TOTAL	798,622,016.49	100.000
PROPOSAL 3
To modify the fundamental investment objective of the fund.
	# of Votes	% of Votes
Affirmative	601,067,202.81	75.263
Against	94,497,003.65	11.833
Abstain	61,071,032.96	7.647
Broker Non-Votes	41,986,777.07	5.257
TOTAL	798,622,016.49	100.000
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

NFY-USAN-0904
1.789735.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity New York Municipal Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004